Other disclosures - Risk Management and Principal Risks - Gross exposure for loan commitment and financial guarantees (audited) (Details) - Loan commitments and financial guarantee contracts [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Loan commitments and financial guarantee contracts
Opening/Beginning balance	£ 271	£ 420
Net transfers between stages	0
New business originated	18
Net drawdowns and repayments	(57)
Final repayments	110
Closing/Ending balance	271	420
Gross exposure [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	332,799	315,673
Net transfers between stages	0
New business originated	66,215
Net drawdowns and repayments	(10,666)
Final repayments	(38,423)
Closing/Ending balance	332,799	315,673
Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	99	133
Net transfers between stages	42
New business originated	18
Net drawdowns and repayments	(79)
Final repayments	15
Closing/Ending balance	99	133
Stage 1 [member] | Gross exposure [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	309,989	275,364
Net transfers between stages	13,521
New business originated	65,404
Net drawdowns and repayments	(14,491)
Final repayments	(29,809)
Closing/Ending balance	309,989	275,364
Lifetime expected credit losses [member] | Stage 2 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	150	259
Net transfers between stages	(43)
New business originated	0
Net drawdowns and repayments	(22)
Final repayments	44
Closing/Ending balance	150	259
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	22,126	38,867
Net transfers between stages	(13,552)
New business originated	811
Net drawdowns and repayments	4,298
Final repayments	(8,298)
Closing/Ending balance	22,126	38,867
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	22	28
Net transfers between stages	1
New business originated	0
Net drawdowns and repayments	44
Final repayments	51
Closing/Ending balance	22	28
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	684	1,442
Net transfers between stages	31
New business originated	0
Net drawdowns and repayments	(473)
Final repayments	(316)
Closing/Ending balance	£ 684	£ 1,442